Deferred Tax Liabilities (Details) - Schedule of Components of Deferred Tax Assets and Liabilities - MYR (RM)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Excess of net carrying amount over tax written down value of plant and equipment	RM 5,966,082	RM 16,273,798	RM 12,112,792
Unabsorbed capital allowances	(4,006,696)	(3,979,418)	(818,334)
Unabsorbed tax losses	(11,878)
Intangible asset	5,289,523	6,054,273	6,819,023
Deferred tax assets and liabilities	RM 7,237,031	RM 18,348,653	RM 18,113,481